Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows as of December 31,

Deferred tax assets	2018	2017
Reserves and deferred revenue	$459,873	$752,442
163(J) Limitation	299,410	-
Stock options	975,885	477,600
Net operating loss	5,029,096	5,202,184
Total gross deferred tax assets	6,764,264	6,432,226
Less: Valuation Allowance	(5,870,586)	(6,428,806)
Net deferred tax assets	893,678	3,420

Deferred tax liabilities
Other	-	(3,102)
Amortization of intangible assets and depreciation	(893,678)	(318)
Total deferred tax liabilities	(893,678)	(3,420)

Net deferred tax assets	$-	$-

Schedule of Deferred Tax Assets and Valuation Allowances

Components of net deferred tax assets, including a valuation allowance, are as follows as of December 31:

	2018	2017
Deferred tax assets	$5,870,586	$6,428,806
Valuation allowance	(5,870,586)	(6,428,806)
Total deferred tax assets	$-	$-

Schedule of Reconciliation of Statutory Rate and Effective Tax Rate

The reconciliation between statutory rate and effective rate is as follows as of December 31, 2018 and 2017:

	2018	2017
Federal statutory tax rate	21.0%	34.0%
State taxes	1.73%	3.94%
Foreign income taxes	(0.66)%	-%
Nondeductible items	(8.87)%	(0.94)%
Acquisition accounting adjustments	8.74%	-%
Change in valuation allowance	8.58%	66.48%
Return to provision adjustments	(22.09)%	(14.17)%
Rate Change	-%	(85.99)%
Other	(0.44)%	(3.33)%

Effective tax rate	7.99%	-%